Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($) Year		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥) Year		Mar. 31, 2010 JPY (¥) Year
Stockholders Equity Note [Line Items]
Grant-date fair value	$ 27.66		¥ 2,268.00		¥ 1,785.00		¥ 643.00
Expected term	5		5		5		7
Risk-free rate, minimum	0.12%	[1]	0.12%	[1]	0.13%	[1]	0.17%	[1]
Risk-free rate, maximum	1.12%	[1]	1.12%	[1]	1.11%	[1]	1.35%	[1]
Expected volatility	48.00%		48.00%		54.00%		44.00%
Expected dividend yield	1.83%		1.83%		0.96%		2.07%

[1]	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows: 1 year 2 years 3 years 4 years 5 years 6 years 7 years 8 years 9 years 10 years 2010 0.17% 0.24% 0.32% 0.48% 0.63% 0.74% 0.88% 1.03% 1.19% 1.35% 2011 0.13% 0.14% 0.18% 0.25% 0.36% 0.47% 0.59% 0.76% 0.94% 1.11% 2012 0.12% 0.16% 0.21% 0.29% 0.38% 0.49% 0.63% 0.78% 0.96% 1.12%